INCOME TAX (Schedule of Income Tax Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME TAX [abstract]
Net loss before tax	$ (11,051)	$ (125,109)
Statutory tax rate	27.00%	27.00%
Anticipated income tax at statutory rates	$ (2,984)	$ (33,779)
Non-deductible expenditures (deductible expenditures)	2,443	(3,513)
Differences between Canadian and foreign tax rates	(729)	10,448
Changes in estimate	7,419	(4,492)
Inflation adjustment	(63,095)	(57,403)
Impact of foreign exchange	70,014	17,336
Change in deferred tax assets not recognized	11,489	70,178
Mining taxes	2,714	5,629
Withholding taxes	5,629	7,720
Other items	(321)	(1,327)
Total tax expense	32,579	10,797
Current income tax expense	42,636	35,783
Deferred tax recovery	$ (10,057)	$ (24,986)